Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	STARWOOD HOTEL & RESORTS WORLDWIDE, INC
Entity Central Index Key	0000316206
Document Type	8-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 270	$ 454
Restricted cash	155	232
Accounts receivable, net of allowance for doubtful accounts of $48 and $46	597	569
Inventories	461	812
Securitized vacation ownership notes receivable, net of allowance for doubtful accounts of $9 and $10	60	64
Prepaid expenses and other	158	125
Deferred income taxes	279	278
Total current assets	1,980	2,534
Investments	267	259
Plant, property and equipment, net	3,187	3,175
Asset held for sale, net	117	127
Goodwill and intangible assets, net	2,027	2,025
Deferred tax assets	613	639
Other assets	417	355
Securitized vacation ownership notes receivable, net	381	446
Total assets	8,989	9,560
Current liabilities:
Short-term borrowings and current maturities of long-term debt	0	3
Accounts payable	104	144
Current maturities of long-term securitized vacation ownership debt	117	130
Accrued expenses	1,117	1,177
Accrued salaries, wages and benefits	336	375
Accrued taxes and other	149	163
Total current liabilities	1,823	1,992
Long-term debt	1,652	2,194
Long-term securitized vacation ownership debt	332	402
Deferred income taxes	45	46
Other liabilities	1,902	1,971
Total liabilities	5,754	6,605
Commitments and contingencies
Stockholders' equity:
Common stock; $0.01 par value; authorized 1,000,000,000 shares; outstanding 197,267,943 and 195,913,400 shares at June 30, 2012 and December 31, 2011, respectively	2	2
Additional paid-in capital	999	963
Accumulated other comprehensive loss	(358)	(348)
Retained earnings	2,587	2,337
Total Starwood stockholders' equity	3,230	2,954
Noncontrolling interest	5	1
Total stockholders' equity	3,235	2,955
Total liabilities and stockholders' equity	$ 8,989	$ 9,560

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 48	$ 46
Allowance for doubtful notes receivable securitized vacation ownership	$ 9	$ 10
Common stock par value	$ 0.01	$ 0.01
Common Stock, authorized	1,000,000,000	1,000,000,000
Common Stock, outstanding	197,267,943	195,913,400

Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Owned, leased and consolidated joint venture hotels	$ 453	$ 478	$ 855	$ 888
Vacation ownership and residential sales and services	316	146	830	299
Management fees, franchise fees and other income	222	201	423	378
Other revenues from managed and franchised properties	627	601	1,225	1,156
Total Revenues	1,618	1,426	3,333	2,721
Costs and Expenses
Owned, leased and consolidated joint venture hotels	360	381	709	742
Vacation ownership and residential	241	112	634	223
Selling, general, administrative and other	86	88	182	168
Restructuring, goodwill impairment and other special charges (credits), net	0	0	(11)	0
Depreciation	56	60	113	120
Amortization	6	7	12	15
Other expenses from managed and franchised properties	627	601	1,225	1,156
Total Costs and Expenses	1,376	1,249	2,864	2,424
Operating income	242	177	469	297
Equity (losses) earnings and gains and losses from unconsolidated ventures, net	5	7	15	11
Interest expense, net of interest income of $1, $0, $1 and $1	(61)	(52)	(110)	(106)
Gain (loss) on asset dispositions and impairments, net	(1)	2	(8)	(31)
Income from continuing operations before taxes and noncontrolling interests	185	134	366	171
Income tax benefit (expense)	(56)	16	(108)	6
Income (loss) from continuing operations	129	150	258	177
Discontinued operations:
Gain (loss) on dispositions, net of tax (benefit) expense of $(2), $1, $(1) and $2	(7)	(19)	(8)	(20)
Net income	122	131	250	157
Net loss (income) attributable to noncontrolling interests	0	0	0	2
Net income attributable to Starwood	122	131	250	159
Earnings (Losses) Per Share - Basic
Continuing operations	$ 0.67	$ 0.79	$ 1.34	$ 0.95
Discontinued operations	$ (0.04)	$ (0.1)	$ (0.04)	$ (0.11)
Net income	$ 0.63	$ 0.69	$ 1.3	$ 0.84
Earnings (Losses) Per Share - Diluted
Continuing operations	$ 0.66	$ 0.77	$ 1.31	$ 0.92
Discontinued operations	$ (0.04)	$ (0.09)	$ (0.04)	$ (0.1)
Net income	$ 0.62	$ 0.68	$ 1.27	$ 0.82
Amounts attributable to Starwood's Common Shareholders
Income (loss) from continuing operations	129	150	258	179
Discontinued operations	(7)	(19)	(8)	(20)
Net income	$ 122	$ 131	$ 250	$ 159
Weighted average number of shares	195	189	193	188
Weighted average number of shares assuming dilution	198	195	197	195

Consolidated Statements of Income (Parenthetical) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Income [Abstract]
Interest income	$ 1	$ 0	$ 1	$ 1
Tax (benefit) expense on gain (loss) on dispositions from discontinued operations	$ (2)	$ 1	$ (1)	$ 2

Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 122	$ 131	$ 250	$ 157
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	(49)	24	(10)	79
Amortization of actuarial gains and losses in net period pension cost	0	1	1	1
Change in fair value of derivatives	1	(1)	0	(3)
Reclassification adjustments for losses (gains) included in net income	(1)	1	(1)	1
Total other comprehensive income (loss), net of taxes	(49)	25	(10)	78
Total comprehensive income	73	156	240	235
Comprehensive loss attributable to noncontrolling interests	0	0	0	2
Foreign currency translation adjustments attributable to noncontrolling interests	0	0	0	(2)
Comprehensive income attributable to Starwood	$ 73	$ 156	$ 240	$ 235

Consolidated Condensed Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net income	$ 250	$ 157
Discontinued operations:
(Gain) loss on dispositions, net	8	20
Depreciation and amortization	125	135
Amortization of deferred gains	(43)	(42)
(Gain) loss on asset dispositions and impairments, net	8	31
Stock-based compensation expense	34	37
Excess stock-based compensation tax benefit	(68)	(18)
Distributions in excess (deficit) of equity earnings	(8)	(3)
Non-cash portion of income tax (benefit) expense	32	4
Other non-cash adjustments to net income	22	19
Decrease (increase) in restricted cash	7	(16)
Other changes in working capital	165	(109)
Securitized VOI notes receivable activity, net	69	57
Unsecuritized VOI notes receivable activity, net	(67)	(66)
Accrued and deferred income taxes and other	12	(84)
Cash (used for) from operating activities	546	122
Investing Activities
Purchases of plant, property and equipment	(150)	(141)
Proceeds from asset sales, net of transaction costs	31	291
(Issuance) collection of notes receivable, net	2	0
Acquisitions, net of acquired cash	(1)	0
Distributions (contributions) from (to) investments, net	1	2
Other, net	(11)	(13)
Cash (used for) from investing activities	(128)	139
Financing Activities
(Increase) decrease in restricted cash	49	0
Long-term debt repaid	(565)	(4)
Long-term securitized debt repaid	(83)	(72)
Long-term debt issued	9
Dividends paid	(4)	(3)
Proceeds from employee stock option exercises	39	55
Excess stock-based compensation tax benefit	68	18
Share repurchases	(61)	0
Other, net	(56)	(29)
Cash (used for) from financing activities	(604)	(35)
Exchange rate effect on cash and cash equivalents	2	20
(Decrease) increase in cash and cash equivalents	(184)	246
Cash and cash equivalents - beginning of period	454	753
Cash and cash equivalents - end of period	270	999
Cash paid (received) during the period for:
Interest	89	103
Income taxes, net of refunds	$ 52	$ 67

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The accompanying consolidated financial statements represent the consolidated financial position and consolidated results of operations of Starwood Hotels & Resorts Worldwide, Inc. and its subsidiaries (the “Company” or “Starwood”). The Company is one of the world’s largest hotel and leisure companies. The Company’s principal business is hotels and leisure, which is comprised of a worldwide hospitality network of over 1,100 full-service hotels, vacation ownership resorts and residential developments primarily serving two markets: luxury and upscale. The principal operations of Starwood Vacation Ownership, Inc. (“SVO”) include the acquisition, development and operation of vacation ownership resorts; marketing and selling of vacation ownership interests (“VOIs”) in the resorts; and providing financing to customers who purchase such interests.

The consolidated financial statements include assets, liabilities, revenues and expenses of the Company and all of its controlled subsidiaries and partnerships. In consolidating, all material intercompany transactions are eliminated. We have evaluated all subsequent events through the date the consolidated financial statements were filed with the Securities and Exchange Commission.

In accordance with the guidance for noncontrolling interests in Accounting Standards Codification (“ASC”) 810, Consolidation, references in this report to our earnings per share, net income, and shareholders’ equity attributable to Starwood’s common stockholders do not include amounts attributable to noncontrolling interests.

Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2012
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards

Note 2. Recently Issued Accounting Standards

Adopted Accounting Standards

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. This topic permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis to determine whether an additional impairment test is necessary. This topic is for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption allowed. The Company early adopted this topic during the fourth quarter of 2011 in conjunction with its annual impairment testing.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This topic clarifies the application of existing fair value measurements and disclosure requirements and certain changes to principles and requirements for measuring fair value. This update is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The Company adopted this ASU on January 1, 2012 and it did not have an effect on its consolidated financial statements.

Earnings per Share	6 Months Ended
Jun. 30, 2012
Earnings per Share [Abstract]
Earnings per Share

Note 3. Earnings per Share

Basic and diluted earnings per share are calculated using income from continuing operations attributable to Starwood’s common stockholders (i.e. excluding amounts attributable to noncontrolling interests).

The following is a reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations (in millions, except per share data):

	Three Months Ended June 30,
	2012	2011
Income from continuing operations	$129	$150

Weighted average common shares for basic earnings per share	195	189
Effect of dilutive stock options and restricted stock awards	3	6

Weighted average common shares for diluted earnings per share	198	195

Basic earnings per share	$0.67	$0.79

Diluted earnings per share	$0.66	$0.77

	Six Months Ended June 30,
	2012	2011
Income from continuing operations	$258	$179

Weighted average common shares for basic earnings per share	193	188
Effect of dilutive stock options and restricted stock awards	4	7

Weighted average common shares for diluted earnings per share	197	195

Basic earnings per share	$1.34	$0.95

Diluted earnings per share	$1.31	$0.92

Approximately 1,493,356 shares and 1,103,000 shares for the three months ended June 30, 2012 and 2011, respectively, and 1,305,513 and 875,000 shares for the six months ended June 30, 2012 and 2011, respectively, were excluded from the computation of diluted shares, as their impact would have been anti-dilutive.

Asset Dispositions and Impairments	6 Months Ended
Jun. 30, 2012
Asset Dispositions and Impairments [Abstract]
Asset Dispositions and Impairments

Note 4. Asset Dispositions and Impairments

During the three months ended March 31, 2012, the Company sold one wholly-owned hotel for cash proceeds of approximately $11 million, net, and recognized a pre-tax loss of $7 million related to the sale. The hotel was sold subject to a long-term franchise agreement.

During the three months ended June 30, 2011, the Company sold two wholly-owned hotels, subject to long-term management agreements, for cash proceeds of approximately $237 million. The Company also sold its interest in a consolidated joint venture for cash proceeds of approximately $44 million, with the buyer assuming $57 million of the Company’s debt. The Company recognized an after-tax loss in discontinued operations of approximately $18 million as a result of the sale. Additionally, the Company sold non-core assets for approximately $2 million and recorded a gain of approximately $2 million.

During the three months ended March 31, 2011, the Company recorded an impairment charge of $32 million to write-off its noncontrolling interest in a joint venture that owns a hotel in Tokyo, Japan.

Assets Held for Sale	6 Months Ended
Jun. 30, 2012
Assets Held for Sale [Abstract]
Assets Held For Sale

Note 5. Assets Held for Sale

During the three months ended June 30, 2012, the Company entered into purchase and sale agreements for the sales of certain wholly-owned hotels. The Company received a non-refundable deposit during the second quarter, and the hotels and estimated goodwill to be allocated to these assets have been reclassified as assets held for sale as of June 30, 2012 and December 31, 2011. These hotels are expected to be sold unencumbered by management or franchise agreements. In connection with the anticipated sales, the Company recognized an impairment charge of $5 million (net of tax) recorded in discontinued operations (see Note 14), primarily related to the write-down to fair market value of the properties based on the current market prices. The sales are expected to be completed in the second half of 2012.

Transfers of Financial Assets	6 Months Ended
Jun. 30, 2012
Transfers of Financial Assets [Abstract]
Transfers of Financial Assets

Note 6. Transfers of Financial Assets

The Company has variable interests in the entities associated with its five outstanding securitization transactions. As these securitizations consist of similar, homogenous loans, they have been aggregated for disclosure purposes. The Company applied the variable interest model and determined it is the primary beneficiary of these Variable Interest Entities (“VIEs”). In making this determination, the Company evaluated the activities that significantly impact the economics of the VIEs, including the management of the securitized notes receivable and any related non-performing loans. The Company also evaluated its retention of the residual economic interests in the related VIEs. The Company is the servicer of the securitized mortgage receivables. The Company also has the option, subject to certain limitations, to repurchase or replace VOI notes receivable that are in default, at their outstanding principal amounts. Such activity totaled $8 million and $15 million during the three months and six months ended June 30, 2012, respectively, compared to $9 million and $17 million during the three and six months ended June 30, 2011. The Company has been able to resell the VOIs underlying the VOI notes repurchased or replaced under these provisions without incurring significant losses. The Company holds the risk of potential loss (or gain) as the last to be paid out by proceeds of the VIEs under the terms of the agreements. As such, the Company holds both the power to direct the activities of the VIEs and obligation to absorb the losses (or benefits) from the VIEs.

The securitization agreements are without recourse to the Company, except for breaches of representations and warranties. Based on the right of the Company to fund defaults at its option, subject to certain limitations, it intends to do so until the debt is extinguished, to maintain the credit rating of the underlying notes.

Upon transfer of VOI notes receivable to the VIEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the VIE creditors. The VIEs utilize trusts which have ownership of cash balances that also have restrictions, the amounts of which are reported in restricted cash. The Company’s interests in trust assets are subordinate to the interests of third-party investors and, as such, may not be realized by the Company if needed to absorb deficiencies in cash flows that are allocated to the investors in the trusts’ debt (see Note 11). The Company is contractually obligated to receive the excess cash flows (spread between the collections on the notes and third party obligations defined in the securitization agreements) from the VIEs. Such activity totaled $12 million and $25 million during the three and six months ended June 30, 2012, respectively, compared to $10 million and $21 million during the three and six months ended June 30, 2011, respectively, and is classified in cash and cash equivalents.

Vacation Ownership Notes Receivable	6 Months Ended
Jun. 30, 2012
Vacation Ownership Notes Receivable [Abstract]
Vacation Ownership Notes Receivable

Note 7. Vacation Ownership Notes Receivable

Notes receivable (net of reserves) related to the Company’s vacation ownership loans consist of the following (in millions):

	June 30, 2012	December 31, 2011
Vacation ownership loans – securitized	$441	$510
Vacation ownership loans – unsecuritized	168	113

	609	623
Less: current portion
Vacation ownership loans – securitized	(60)	(64)
Vacation ownership loans – unsecuritized	(23)	(20)

	$526	$539

The current and long-term maturities of unsecuritized VOI notes receivable are included in accounts receivable and other assets, respectively, in the Company’s consolidated balance sheets.

The Company records interest income associated with VOI notes in its vacation ownership and residential sales and services line item in its consolidated statements of income. Interest income related to the Company’s VOI notes receivable was as follows (in millions):

	Three Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$16	$15
Vacation ownership loans – unsecuritized	4	6

	$20	$21

	Six Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$34	$32
Vacation ownership loans – unsecuritized	8	11

	$42	$43

The following table presents future maturities of gross VOI notes receivable and interest rates (in millions):

	Securitized	Unsecuritized	Total
2012	$34	$20	$54
2013	71	19	90
2014	72	17	89
2015	71	20	91
Thereafter	259	155	414

Balance at June 30, 2012	$507	$231	$738

Weighted Average Interest Rates	12.84%	12.49%	12.72%

Range of interest rates	5 to 17%	6 to 17%	5 to 17%

For the vacation ownership and residential segment, the Company records an estimate of expected uncollectibility on its VOI notes receivable as a reduction of revenue at the time it recognizes profit on a timeshare sale. The Company holds large amounts of homogeneous VOI notes receivable and therefore assesses uncollectibility based on pools of receivables. In estimating loss reserves, the Company uses a technique referred to as static pool analysis, which tracks uncollectible notes for each year’s sales over the life of the respective notes and projects an estimated default rate that is used in the determination of its loan loss reserve requirements. As of June 30, 2012, the average estimated default rate for the Company’s pools of receivables was approximately 9.8%.

The activity and balances for the Company’s loan loss reserve are as follows (in millions):

	Securitized	Unsecuritized	Total
Balance at March 31, 2012	$73	$59	$132
Provisions for loan losses	—	5	5
Write-offs	—	(8)	(8)
Other	(7)	7	—

Balance at June 30, 2012	$66	$63	$129

Balance at December 31, 2011	$80	$56	$136
Provisions for loan losses	—	12	12
Write-offs	—	(19)	(19)
Other	(14)	14	—

Balance at June 30, 2012	$66	$63	$129

Balance at March 31, 2011	$72	$78	$150
Provisions for loan losses	4	6	10
Write-offs	—	(12)	(12)
Other	(8)	8	—

Balance at June 30, 2011	$68	$80	$148

Balance at December 31, 2010	$82	$79	$161
Provisions for loan losses	2	13	15
Write-offs	—	(28)	(28)
Other	(16)	16	—

Balance at June 30, 2011	$68	$80	$148

The primary credit quality indicator used by the Company to calculate the loan loss reserve for the VOI notes is the origination of the notes by brand (Sheraton, Westin, and Other) as the Company believes there is a relationship between the default behavior of borrowers and the brand associated with the vacation ownership property they have acquired. In addition to quantitatively calculating the loan loss reserve based on its static pool analysis, the Company supplements the process by evaluating certain qualitative data, including the aging of the respective receivables, current default trends by brand and origination year, and the Fair Isaac Corporation (“FICO”) scores of the buyers.

Given the significance of the Company’s respective pools of VOI notes receivable, a change in the projected default rate can have a significant impact to its loan loss reserve requirements, with a 0.1% change estimated to have an impact of approximately $4 million.

The Company considers a VOI note receivable delinquent when it is more than 30 days outstanding. Delinquent notes receivable amounted to $59 million and $62 million as of June 30, 2012 and December 31, 2011, respectively. All delinquent loans are placed on nonaccrual status and the Company does not resume interest accrual until payment is made. Upon reaching 120 days outstanding, the loan is considered to be in default and the Company commences the repossession process. Uncollectible VOI notes receivable are charged off when title to the unit is returned to the Company. The Company generally does not modify VOI notes that become delinquent or upon default.

Fair Value	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value

Note 8. Fair Value

The following table represents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2012 (in millions):

	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$—	$2	$—	$2
Interest rate swaps	—	6	—	6

	$—	$8	$—	$8
Liabilities:
Forward contracts	$—	$2	$—	$2

The forward contracts are over-the-counter contracts that do not trade on a public exchange. The fair values of the contracts are based on inputs such as foreign currency spot rates and forward points that are readily available on public markets, and as such, are classified as Level 2. The Company considered both its credit risk, as well as its counterparties’ credit risk, in determining fair value and no adjustment was made as the risk of default was deemed insignificant based on the short duration of the contracts and the Company’s rate of short-term debt.

The interest rate swaps are valued using an income approach. Expected future cash flows are converted to a present value amount based on market expectations of the yield curve on floating interest rates, which is readily available on public markets.

Debt	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Debt

Note 9. Debt

Long-term debt and short-term borrowings consisted of the following, excluding securitized vacation ownership debt (in millions):

	June 30,	December 31,
	2012	2011
Senior Credit Facility:
Revolving Credit Facility, maturing 2013	$—	$—
Senior Notes, interest at 6.25%, maturing 2013	—	500
Senior Notes, interest at 7.875%, maturing 2014	499	497
Senior Notes, interest at 7.375%, maturing 2015	450	450
Senior Notes, interest at 6.75%, maturing 2018	400	400
Senior Notes, interest at 7.15%, maturing 2019	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities	58	105

	1,652	2,197
Less current maturities	—	(3)

Long-term debt	$1,652	$2,194

During the three months ended June 30, 2012, the Company redeemed all of its outstanding 6.25% Senior Notes due 2013, which had a principal amount of approximately $495 million. In connection with this transaction, the Company terminated three interest rate swaps, which had notional amounts totaling $250 million (see Note 13). As a result of the early redemption of the 6.25% Senior Notes, the Company recorded a net charge of approximately $15 million in interest expense, representing the tender premiums, swap settlements and other related redemption costs. Also during the three months ended June 30, 2012, the Company prepaid $52 million of third party debt previously secured by one owned hotel.

Restructuring, Goodwill Impairment and Other Special Charges (Credits), Net	6 Months Ended
Jun. 30, 2012
Restructuring Goodwill Impairment and Other Special Charges by Operating Segment [Abstract]
Restructuring, Goodwill Impairments and Other Special Charges (Credits), Net by Operating Segment

Note 10. Restructuring, Goodwill Impairment and Other Special Charges (Credits), Net

Restructuring, goodwill impairment and other special charges (credits), net were $0 and $(11) million for the three and six months ended June 30, 2012, respectively. These net credits above are not recorded in the Company’s reportable segment earnings.

As a result of a court ruling during the three months ended March 31, 2012, the Company recorded a favorable adjustment of $11 million to reverse a portion of its litigation reserve.

The Company had remaining accruals of $78 million and $89 million as of June 30, 2012 and December 31, 2011, respectively, which are primarily recorded in accrued expenses.

Securitized Vacation Ownership Debt	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Securitized Vacation Ownership Debt

Note 11. Securitized Vacation Ownership Debt

As discussed in Note 6, the Company’s VIEs associated with the securitization of its VOI notes receivable are consolidated in the Company’s financial statements. Long-term and short-term securitized vacation ownership debt consisted of the following (in millions):

	June 30,	December 31,
	2012	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	$29	$37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	22	27
2009 securitization, interest rate at 5.81%, maturing 2016	77	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021	163	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	158	186

	449	532
Less current maturities	(117)	(130)

Long-term securitized debt	$332	$402

Other Liabilities	6 Months Ended
Jun. 30, 2012
Other Liabilities [Abstract]
Other Liabilities

Note 12. Other Liabilities

Other liabilities consisted of the following (in millions):

	June 30, 2012	December 31, 2011
Deferred gains on asset sales	$886	$933
SPG point liability	696	724
Deferred revenue including VOIs and residential sales	42	36
Benefit plan liabilities	69	74
Insurance reserves	48	47
Other	161	157

	$1,902	$1,971

The Company defers gains realized in connection with the sale of a property that the Company continues to manage through a long-term management agreement and recognizes the gains over the initial term of the related agreement. As of June 30, 2012 and December 31, 2011, the Company had total deferred gains of approximately $1.0 billion included in accrued expenses and other liabilities in the Company’s consolidated balance sheets. Amortization of deferred gains is included in management fees, franchise fees and other income in the Company’s consolidated statements of income and totaled approximately $22 million and $43 million in the three and six months ended June 30, 2012, respectively, and $22 million and $42 million in the three and six months ended June 30, 2011, respectively.

Derivative Financial Instruments	6 Months Ended
Jun. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 13. Derivative Financial Instruments

The Company enters into forward currency contracts to manage its exposure to fluctuations in certain foreign currency exchange rates. The Company enters into forward contracts to hedge forecasted transactions based in certain foreign currencies. These forward contracts have been designated and qualify as cash flow hedges, and their change in fair value is recorded as a component of other comprehensive income and reclassified into earnings in the same period or periods in which the forecasted transaction occurs. To qualify as a hedge, the Company needs to formally document, designate and assess the effectiveness of the transactions that receive hedge accounting. The notional dollar amounts of the outstanding Euro forward contracts at June 30, 2012 are $15 million, with average exchange rates of 1.4, with terms of less than one year. The Company reviews the effectiveness of its hedging instruments on a quarterly basis and records any ineffectiveness into earnings. The Company discontinues hedge accounting for any hedge that is no longer evaluated to be highly effective. From time to time, the Company may choose to de-designate portions of hedges when changes in estimates of forecasted transactions occur.

The Company also enters into forward currency contracts to manage foreign currency exchange risk on intercompany loans that are not deemed permanently invested. These forward contracts are not designated as hedges, and their change in fair value is recorded in the Company’s consolidated statements of income in the interest expense line item during each reporting period. These forward contracts provide an economic hedge, as they largely offset foreign currency exposure on intercompany loans.

The Company enters into interest rate swap agreements to manage interest expense. The Company’s objective is to manage the impact of interest rates on the results of operations, cash flows and the market value of the Company’s debt. At June 30, 2012, the Company had three interest rate swap agreements with an aggregate notional amount of $150 million under which the Company pays floating rates and receives fixed rates of interest (“Fair Value Swaps”). The Fair Value Swaps hedge the change in fair value of certain fixed rate debt related to fluctuations in interest rates and mature in 2014. The Fair Value Swaps modify the Company’s interest rate exposure by effectively converting debt with a fixed rate to a floating rate. These interest rate swaps have been designated and qualify as fair value hedges and have met the requirements to assume zero ineffectiveness. During the second quarter of 2012, the Company terminated its three 2013 interest rate swap agreements with a total notional amount of $250 million, resulting in a gain of approximately $3 million recorded to interest expense.

The counterparties to the Company’s derivative financial instruments are major financial institutions. The Company evaluates the bond ratings of the financial institutions and believes that credit risk is at an acceptable level.

The following tables summarize the fair value of the Company’s derivative instruments, the effect of derivative instruments on its Consolidated Statements of Comprehensive Income, the amounts reclassified from “Other Comprehensive Income” and the effect on the Consolidated Statements of Income during the quarter.

Fair Value of Derivative Instruments

(in millions)

	June 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$2	Prepaid and other current assets	$3
Interest rate swaps	Other assets	6	Other assets	12

Total assets		$8		$15

	June 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$—	Prepaid and other current assets	$—

Total assets		$—		$—

Liability Derivatives
Forward contracts	Accrued expenses	$2	Accrued expenses	$—

Total liabilities		$2		$—

Consolidated Statements of Income and Comprehensive Income

for the Three and Six Months Ended June 30, 2012 and 2011

(in millions)

Balance at March 31, 2012	$(2)
Mark-to-market loss (gain) on forward exchange contracts	(1)
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1

Balance at June 30, 2012	$(2)

Balance at December 31, 2011	$(3)
Mark-to-market (gain) loss on forward exchange contracts	—
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1

Balance at June 30, 2012	$(2)

Balance at March 31, 2011	$2
Mark-to-market (gain) loss on forward exchange contracts	1
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at June 30, 2011	$2

Balance at December 31, 2010	$—
Mark-to-market (gain) loss on forward exchange contracts	3
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at June 30, 2011	$2

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended June 30,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$2	$(5)

Total loss included in income		$2	$(5)

		Six Months Ended June 30,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$1	$(5)

Total loss included in income		$1	$(5)

Discontinued Operations	6 Months Ended
Jun. 30, 2012
Discontinued Operations [Abstract]
Discontinued Operations

Note 14. Discontinued Operations

During the three and six months ended June 30, 2012, the loss of $7 million and $8 million, respectively, primarily relates to the Company’s $5 million (net of tax) write-down to fair market value, based on current market prices, of certain wholly-owned hotels classified as held for sale (see Note 5). Additionally, the Company recorded a loss of $1 million and $2 million for the three and six months ended June 30, 2012, respectively, for accrued interest related to an uncertain tax position associated with a previous disposition.

During the three and six months ended June 30, 2011, the loss of $19 million and $20 million, respectively, primarily relates to the Company’s $18 million (net of tax) loss from the sale of its interest in a consolidated joint venture. Additionally, the Company recorded a loss of $1 million and $2 million for the three and six months ended June 30, 2011, respectively, for accrued interest related to an uncertain tax position associated with a previous disposition.

Pension and Postretirement Benefit Plans	6 Months Ended
Jun. 30, 2012
Pension and Postretirement Benefit Plans [Abstract]
Pension and Postretirement Benefit Plans

Note 15. Pension and Postretirement Benefit Plans

The following table presents the components of net periodic benefit cost for the three and six months ended June 30, 2012 and 2011 (in millions):

	Three Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.2	2.4	0.2	0.3	2.5	0.3
Expected return on plan assets	—	(3.0)	—	—	(3.0)	—
Amortization of actuarial loss	0.1	0.5	—	—	0.4	—

Net period benefit cost (income)	$0.3	$(0.1)	$0.2	$0.3	$(0.1)	$0.3

	Six Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.4	4.8	0.4	0.5	4.9	0.5
Expected return on plan assets	—	(6.0)	—	—	(5.9)	—
Amortization of actuarial loss	0.1	1.0	—	—	0.7	—

Net period benefit cost (income)	$0.5	$(0.2)	$0.4	$0.5	$(0.3)	$0.5

During the three and six months ended June 30, 2012, the Company contributed approximately $3 million and $5 million, respectively, to its pension and postretirement benefit plans. For the remainder of 2012, the Company expects to contribute approximately $6 million to its pension and postretirement benefit plans. A portion of this funding will be reimbursed for costs related to employees of managed hotels.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 16. Income Taxes

The total amount of unrecognized tax benefits as of June 30, 2012, was $158 million, of which $45 million would affect the Company’s effective tax rate if recognized. It is reasonably possible that approximately $60 million of the Company’s unrecognized tax benefits as of June 30, 2012 will reverse within the next twelve months.

The Company recognizes interest and penalties related to unrecognized tax benefits through income tax expense. As of June 30, 2012, the Company had $79 million accrued for the payment of interest and $1 million accrued for the payment of penalties.

The Company is subject to taxation in the U.S. federal jurisdiction, as well as various state and foreign jurisdictions. As of June 30, 2012, the Company is no longer subject to examination by U.S. federal taxing authorities for years prior to 2007 and to examination by any U.S. state taxing authority prior to 1998. All subsequent periods remain eligible for examination. In the significant foreign jurisdictions in which the Company operates, the Company is no longer subject to examination by the relevant taxing authorities for any years prior to 2001.

Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 17. Stockholders’ Equity

The following tables represent changes in stockholders’ equity that are attributable to Starwood’s stockholders and non-controlling interests for the three and six month periods ending June 30, 2012 (in millions):

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at March 31, 2012	$3,168	$2	$1,005	$(309)	$2,465	$5
Net income (loss)	122	—	—	—	122	—
Equity compensation activity and other	55	—	55	—	—	—
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(49)	—	—	(49)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at December 31, 2011	$2,955	$2	$963	$(348)	$2,337	$1
Net income (loss)	250	—	—	—	250	—
Equity compensation activity and other	101	—	97	—	—	4
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(10)	—	—	(10)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

Share Issuances and Repurchases. During the three and six months ended June 30, 2012, the Company issued approximately 1,210,000 and 1,954,000 Company common shares, respectively, as a result of stock option exercises. During the three months ended June 30, 2012, the Company repurchased 1,248,278 common shares at an average price of $49.07 for a total cost of approximately $61 million. Through July 20, 2012, the Company repurchased an additional 797,538 common shares at an average price of $49.39. These shares are included in the number of shares outstanding as of June 30, 2012. As of June 30, 2012, $189 million remained available under the share repurchase authorization previously approved by the Company’s Board of Directors.

Stock-Based Compensation	6 Months Ended
Jun. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 18. Stock-Based Compensation

In accordance with the Company’s 2004 Long-Term Incentive Compensation Plan, during the six month period ended June 30, 2012, the Company granted stock options, restricted stock and restricted stock units to executive officers, members of the Board of Directors and certain employees. The Company granted approximately 371,000 stock options that had a weighted average grant date fair value of $18.62 per option. The weighted average exercise price of these options was $55.06. In addition, the Company granted approximately 1,423,000 shares of restricted stock and restricted stock units that had a weighted average grant date fair value of $55.04 per share or unit.

The Company recorded stock-based employee compensation expense, including the impact of reimbursements from third parties, of $16 million and $34 million, in the three and six months ended June 30, 2012, respectively, and $18 million and $37 million in the three and six months ended June 30, 2011, respectively.

As of June 30, 2012, there was approximately $99 million of unrecognized compensation cost, net of estimated forfeitures, including the impact of reimbursements from third parties, which is expected to be recognized over a weighted-average period of 1.74 years on a straight-line basis.

Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 19. Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments (in millions):

		June 30, 2012		December 31, 2011
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Restricted cash	1	$3	$3	$2	$2
VOI notes receivable	3	145	175	93	109
Securitized vacation ownership notes receivable	3	381	470	446	551
Other notes receivable	3	22	22	26	26

Total financial assets		$551	$670	$567	$688

Liabilities:
Long-term debt	1	$1,652	$1,919	$2,194	$2,442
Long-term securitized debt	3	332	350	402	412

Total financial liabilities		$1,984	$2,269	$2,596	$2,854

Off-Balance sheet:
Letters of credit	2	$—	109	$—	$171
Surety bonds	2	—	78	—	21

Total Off-Balance sheet		$—	$187	$—	$192

As previously discussed, on January 1, 2012, the Company adopted ASU No. 2011-04. As a result, the Company has disclosed on a prospective basis the financial hierarchy that prioritizes inputs to valuation techniques as described in ASC No. 820, Fair Value Measurements and Disclosures.

The Company believes the carrying values of its financial instruments related to current assets and liabilities approximate fair value. The Company records its derivative assets and liabilities at fair value. See Note 8 for recorded amounts and the method and assumption used to estimate fair value.

The carrying value of the Company’s restricted cash approximates its fair value. The Company estimates the fair value of its VOI notes receivable and securitized VOI notes receivable using assumptions related to current securitization market transactions. To gain additional comfort on the value, the amount is then compared to a discounted expected future cash flow model using a discount rate commensurate with the risk of the underlying notes, primarily determined by the credit worthiness of the borrowers based on their FICO scores. The results of these two methods are then evaluated to conclude on the estimated fair value. The fair value of other notes receivable is estimated based on terms of the instrument and current market conditions. These financial instrument assets are recorded in the other assets line item in the Company’s consolidated balance sheet.

The Company estimates the fair value of its publicly traded debt based on the bid prices in the public debt markets. The carrying amount of its floating rate debt is a reasonable basis of fair value due to the variable nature of the interest rates. The Company’s non-public, securitized debt, and fixed rate debt fair value is determined based upon discounted cash flows for the debt rates deemed reasonable for the type of debt, prevailing market conditions and the length to maturity for the debt.

The fair values of the Company’s letters of credit and surety bonds are estimated to be the same as the contract values based on the nature of the fee arrangements with the issuing financial institutions.

Business Segment Information	6 Months Ended
Jun. 30, 2012
Business Segment Information [Abstract]
Business Segment Information

Note 20. Business Segment Information

On July 1, 2012, the Company completed an internal management reorganization related to its former hotel segment. Whereas its hotel business had previously been included in a single reportable segment, as a result of this reorganization, these results are now segregated into three separate hotel segments: (i) the Americas, (ii) Europe, Africa and the Middle East (“EAME”) and (iii) Asia Pacific. The vacation ownership and residential business remains a separate segment. The segment information included in these financial statements has been retrospectively adjusted to reflect these changes for all periods presented.

The Company’s reportable segments each have a division president who is responsible for the management of the division. Each division president reports directly to the Company’s Chief Executive Officer who is also the Chief Operating Decision Maker (“CODM”). Financial information for each reportable segment is reviewed by the CODM to assess performance and make decisions regarding the allocation of resources.

Each hotel segment generates its earnings through a network of owned, leased, consolidated and unconsolidated joint venture hotels and resorts operated primarily under the Company’s proprietary brand names including St. Regis ®, The Luxury Collection ®, Sheraton®, Westin ®, W ®, Le Méridien®, Aloft ®, Element ®, and Four Points® by Sheraton, as well as hotels and resorts which are managed or franchised under these brand names in exchange for fees.

The management of the Company’s vacation ownership and residential sales business is conducted by the vacation ownership and residential segment. The vacation ownership and residential segment generates its earnings through the acquisition, development and operation of vacation ownership resorts, marketing and selling of VOIs, and providing financing to customers who purchase such interests.

The CODM primarily evaluates the operating performance of a segment based on segment earnings. The Company defines segment earnings as net income attributable to its common stockholders before interest expense, taxes, depreciation and amortization, as well as the Company’s share of interest, depreciation and amortization associated with its unconsolidated joint ventures. Segment earnings also excludes certain recurring and nonrecurring items, such as restructuring costs, goodwill impairment and other special charges and gains (losses) on asset dispositions and impairments. General, administrative and other expenses directly related to the segments are included in the calculation of segment earnings, whereas corporate general, administrative, and other expenses are not included in the segment earnings calculation. In addition to revenues recorded within its four segments, the Company also has other revenues from managed and franchised properties, which represent the reimbursement of costs incurred on behalf of managed property owners. These revenues, together with the corresponding expenses, are not recorded within the segments. Other corporate unallocated revenues and earnings primarily relate to other license fee income and are also reported outside of segment revenues.

The following tables present revenues, segment earnings, earnings from unconsolidated ventures, capital expenditures, total assets, and investments in unconsolidated ventures for the Company’s reportable segments. Prior periods have been restated to reflect the current period presentation (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenues:
Americas (a)	$427	$425	$830	$822
EAME	152	171	258	283
Asia Pacific	76	67	158	136
Vacation ownership and residential	314	143	822	290

Total segment revenues	969	806	2,068	1,531
Other revenues from managed and franchised hotels	627	601	1,225	1,156
Other corporate revenues—unallocated	22	19	40	34

	$1,618	$1,426	$3,333	$2,721

(a)	Includes revenues of $295 million and $294 million for the three months ended June 30, 2012 and 2011, respectively, and $570 million and $572 million for the six months ended June 30, 2012 and 2011, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Segment earnings:
Americas	$161	$148	$288	$270
EAME	59	63	80	87
Asia Pacific	47	36	103	84
Vacation ownership and residential	74	34	190	70

Total segment earnings	341	281	661	511
Other corporate unallocated	23	19	42	34
Corporate selling, general, administrative and other—unallocated	(41)	(38)	(83)	(75)
Gain (loss) on asset dispositions and impairments, net	(1)	2	(8)	(31)
Restructuring, goodwill and other special charges (credits)	—	—	11	—
Adjustments to equity earnings (a)	(13)	(11)	(21)	(24)
Interest expense	(62)	(52)	(111)	(107)
Depreciation and amortization	(62)	(67)	(125)	(135)
Discontinued operations, net	(7)	(19)	(8)	(20)
Income taxes	(56)	16	(108)	6

Net income attributable to Starwood	$122	$131	$250	$159

a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$8	$8	$16	$15
EAME	2	1	2	1
Asia Pacific	7	7	17	17
Vacation ownership and residential	1	2	1	2

Total earnings from unconsolidated ventures	$18	$18	$36	$35

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Capital expenditures:
Americas	$41	$25	$73	$54
EAME	29	15	49	27
Asia Pacific	1	1	2	2
Vacation ownership and residential (a)	(1)	47	8	76

Total segment capital expenditures	70	88	132	159
Other corporate unallocated	18	26	36	44

	$88	$114	$168	$203

(a)	Represents gross inventory capital expenditures less cost of sales of $(4) million and $31 million for the three months ended June 30, 2012 and 2011, respectively, and $(3) million and $47 million for the six months ended June 30, 2012 and 2011, respectively. Additionally, includes development capital of $3 million and $16 million for the three months ended June 30, 2012 and 2011, respectively and $11 million and $29 million for the six months ended June 30, 2012 and 2011, respectively.

	June 30, 2012	December 31, 2011
Assets:
Americas	$2,452	$2,307
EAME	859	830
Asia Pacific	550	610
Vacation ownership and residential	1,533	2,056

Total segment assets (a)	5,394	5,803
Other corporate assets	3,595	3,757

	$8,989	$9,560

(a)	Includes long-lived assets of $1.8 billion and $1.8 billion at June 30, 2012 and December 31, 2011, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

Investments in unconsolidated ventures:	June 30, 2012	December 31, 2011
Americas	$74	$70
EAME	23	22
Asia Pacific	139	137
Vacation ownership and residential	31	30

Total investments in unconsolidated ventures	$267	$259

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 21. Commitments and Contingencies

Variable Interest Entities. The Company has evaluated 18 hotels in which it has a variable interest, generally in the form of investments, loans, guarantees, or equity. The Company determines if it is the primary beneficiary of the hotel by considering the qualitative factors. Qualitative factors include evaluating if the Company has the power to control the VIE and has the obligation to absorb the losses and rights to receive the benefits of the VIE, that could potentially be significant to the VIE. The Company has determined it is not the primary beneficiary of the 18 VIEs, and therefore these entities are not consolidated in the Company’s financial statements. See Note 6 for the VIEs in which the Company is deemed the primary beneficiary and has consolidated the entities.

The 18 VIEs associated with the Company’s variable interests represent entities that own hotels for which the Company has entered into management or franchise agreements. The Company is paid a fee primarily based on financial metrics of the hotel. The hotels are financed by the owners, generally in the form of working capital, equity and debt.

At June 30, 2012, the Company had approximately $80 million of investments and loan balances of $10 million associated with 16 of our 18 VIEs. As the Company is not obligated to fund future cash contributions under these agreements, the maximum loss equals the carrying value. In addition, the Company has not contributed amounts to the VIEs in excess of their contractual obligations.

Additionally, the Company has approximately $5 million of investments and certain performance guarantees associated with the remaining two VIEs. The performance guarantees have possible cash outlays of up to $63 million, $62 million of which, if required, would be funded over several years and would be largely offset by management fees received under these contracts.

At December 31, 2011, the Company had approximately $83 million of investments and a loan balance of $9 million associated with the 16 VIEs. Additionally, the Company had approximately $5 million of investments and certain performance guarantees associated with the remaining two VIEs.

Guaranteed Loans and Commitments. In limited cases, the Company has made loans to owners of, or partners in, hotel or resort ventures for which the Company has a management or franchise agreement. Loans outstanding under this program totaled $12 million at June 30, 2012. The Company evaluates these loans for impairment, and at June 30, 2012, believes the net carrying value of these loans is collectible. Unfunded loan commitments aggregating $19 million were outstanding at June 30, 2012, none of which is expected to be funded in the next twelve months or in total. These loans typically are secured by pledges of project ownership interests and/or mortgages on the projects. The Company also has $94 million of equity and other potential contributions associated with managed or joint venture properties, $54 million of which is expected to be funded in the next twelve months.

Surety bonds issued on behalf of the Company as of June 30, 2012 totaled $78 million, primarily related to an appeal of certain litigation, requirements by state or local governments relating to our vacation ownership operations and by our insurers to secure large deductible insurance programs.

To secure management contracts, the Company may provide performance guarantees to third-party owners. Most of these performance guarantees allow the Company to terminate the contract rather than fund shortfalls if certain performance levels are not met. In limited cases, the Company is obligated to fund shortfalls in performance levels through the issuance of loans. Many of the performance tests are multi-year tests, tied to the results of a competitive set of hotels, and have exclusions for force majeure and acts of war and terrorism. The Company does not anticipate any significant funding under its performance guarantees in 2012.

In connection with the purchase of the Le Méridien brand in November 2005, the Company was indemnified for certain of Le Méridien’s historical liabilities by the entity that bought Le Méridien’s owned and leased hotel portfolio. The indemnity is limited to the financial resources of that entity. However, at this time, the Company believes that it is unlikely that it will have to fund any of these liabilities.

In connection with the sale of 33 hotels to a third party in 2006, the Company agreed to indemnify the third party for certain pre-disposition liabilities, including operations and tax liabilities. At this time, the Company believes that it will not have to make any significant payments under such indemnities.

Litigation. The Company is involved in various legal matters that have arisen in the normal course of business, some of which include claims for substantial sums. Accruals have been recorded when the outcome is probable and can be reasonably estimated. While the ultimate results of claims and litigation cannot be determined, the Company does not believe that the resolution of these legal matters will have a material adverse effect on its consolidated results of operations, financial position or cash flow. However, depending on the amount and the timing, an unfavorable resolution of some or all of these matters could materially affect the Company’s future results of operations or cash flows in a particular period.

Recently Issued Accounting Standards (Policies)	6 Months Ended
Jun. 30, 2012
Recently Issued Accounting Standards [Abstract]
ASU 2011-08, Intangibles-Goodwill and Other (Topic 350)

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. This topic permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis to determine whether an additional impairment test is necessary. This topic is for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption allowed. The Company early adopted this topic during the fourth quarter of 2011 in conjunction with its annual impairment testing.

Fair Value Measurements Topic 20

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This topic clarifies the application of existing fair value measurements and disclosure requirements and certain changes to principles and requirements for measuring fair value. This update is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The Company adopted this ASU on January 1, 2012 and it did not have an effect on its consolidated financial statements.

Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings per Share [Abstract]
Reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations

	Three Months Ended June 30,
	2012	2011
Income from continuing operations	$129	$150

Weighted average common shares for basic earnings per share	195	189
Effect of dilutive stock options and restricted stock awards	3	6

Weighted average common shares for diluted earnings per share	198	195

Basic earnings per share	$0.67	$0.79

Diluted earnings per share	$0.66	$0.77

	Six Months Ended June 30,
	2012	2011
Income from continuing operations	$258	$179

Weighted average common shares for basic earnings per share	193	188
Effect of dilutive stock options and restricted stock awards	4	7

Weighted average common shares for diluted earnings per share	197	195

Basic earnings per share	$1.34	$0.95

Diluted earnings per share	$1.31	$0.92

Vacation Ownership Notes Receivable (Tables)	6 Months Ended
Jun. 30, 2012
Vacation Ownership Notes Receivable [Abstract]
Notes receivable (net of reserves) related to vacation ownership loans

	June 30, 2012	December 31, 2011
Vacation ownership loans – securitized	$441	$510
Vacation ownership loans – unsecuritized	168	113

	609	623
Less: current portion
Vacation ownership loans – securitized	(60)	(64)
Vacation ownership loans – unsecuritized	(23)	(20)

	$526	$539

Interest income related to VOI notes receivable

	Three Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$16	$15
Vacation ownership loans – unsecuritized	4	6

	$20	$21

	Six Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$34	$32
Vacation ownership loans – unsecuritized	8	11

	$42	$43

Future maturities of gross VOI notes receivable and interest rates

	Securitized	Unsecuritized	Total
2012	$34	$20	$54
2013	71	19	90
2014	72	17	89
2015	71	20	91
Thereafter	259	155	414

Balance at June 30, 2012	$507	$231	$738

Weighted Average Interest Rates	12.84%	12.49%	12.72%

Range of interest rates	5 to 17%	6 to 17%	5 to 17%

Loan loss reserve

	Securitized	Unsecuritized	Total
Balance at March 31, 2012	$73	$59	$132
Provisions for loan losses	—	5	5
Write-offs	—	(8)	(8)
Other	(7)	7	—

Balance at June 30, 2012	$66	$63	$129

Balance at December 31, 2011	$80	$56	$136
Provisions for loan losses	—	12	12
Write-offs	—	(19)	(19)
Other	(14)	14	—

Balance at June 30, 2012	$66	$63	$129

Balance at March 31, 2011	$72	$78	$150
Provisions for loan losses	4	6	10
Write-offs	—	(12)	(12)
Other	(8)	8	—

Balance at June 30, 2011	$68	$80	$148

Balance at December 31, 2010	$82	$79	$161
Provisions for loan losses	2	13	15
Write-offs	—	(28)	(28)
Other	(16)	16	—

Balance at June 30, 2011	$68	$80	$148

Fair Value (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$—	$2	$—	$2
Interest rate swaps	—	6	—	6

	$—	$8	$—	$8
Liabilities:
Forward contracts	$—	$2	$—	$2

Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Long-term debt and short-term borrowings

	June 30,	December 31,
	2012	2011
Senior Credit Facility:
Revolving Credit Facility, maturing 2013	$—	$—
Senior Notes, interest at 6.25%, maturing 2013	—	500
Senior Notes, interest at 7.875%, maturing 2014	499	497
Senior Notes, interest at 7.375%, maturing 2015	450	450
Senior Notes, interest at 6.75%, maturing 2018	400	400
Senior Notes, interest at 7.15%, maturing 2019	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities	58	105

	1,652	2,197
Less current maturities	—	(3)

Long-term debt	$1,652	$2,194

Securitized Vacation Ownership Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Long-term and short-term securitized vacation ownership debt

	June 30,	December 31,
	2012	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	$29	$37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	22	27
2009 securitization, interest rate at 5.81%, maturing 2016	77	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021	163	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	158	186

	449	532
Less current maturities	(117)	(130)

Long-term securitized debt	$332	$402

Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other Liabilities [Abstract]
Summary of Other liabilities

	June 30, 2012	December 31, 2011
Deferred gains on asset sales	$886	$933
SPG point liability	696	724
Deferred revenue including VOIs and residential sales	42	36
Benefit plan liabilities	69	74
Insurance reserves	48	47
Other	161	157

	$1,902	$1,971

Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Financial Instruments [Abstract]
Fair Value of Derivative Instruments

	June 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$2	Prepaid and other current assets	$3
Interest rate swaps	Other assets	6	Other assets	12

Total assets		$8		$15

	June 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$—	Prepaid and other current assets	$—

Total assets		$—		$—

Liability Derivatives
Forward contracts	Accrued expenses	$2	Accrued expenses	$—

Total liabilities		$2		$—

Derivative instruments gain (loss) recognized in Other Comprehensive Income

Balance at March 31, 2012	$(2)
Mark-to-market loss (gain) on forward exchange contracts	(1)
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1

Balance at June 30, 2012	$(2)

Balance at December 31, 2011	$(3)
Mark-to-market (gain) loss on forward exchange contracts	—
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1

Balance at June 30, 2012	$(2)

Balance at March 31, 2011	$2
Mark-to-market (gain) loss on forward exchange contracts	1
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at June 30, 2011	$2

Balance at December 31, 2010	$—
Mark-to-market (gain) loss on forward exchange contracts	3
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at June 30, 2011	$2

Derivative instruments gain (loss) recognized in Income

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended June 30,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$2	$(5)

Total loss included in income		$2	$(5)

		Six Months Ended June 30,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$1	$(5)

Total loss included in income		$1	$(5)

Pension and Postretirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2012
Pension and Postretirement Benefit Plans [Abstract]
Components of net periodic benefit cost

	Three Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.2	2.4	0.2	0.3	2.5	0.3
Expected return on plan assets	—	(3.0)	—	—	(3.0)	—
Amortization of actuarial loss	0.1	0.5	—	—	0.4	—

Net period benefit cost (income)	$0.3	$(0.1)	$0.2	$0.3	$(0.1)	$0.3

	Six Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.4	4.8	0.4	0.5	4.9	0.5
Expected return on plan assets	—	(6.0)	—	—	(5.9)	—
Amortization of actuarial loss	0.1	1.0	—	—	0.7	—

Net period benefit cost (income)	$0.5	$(0.2)	$0.4	$0.5	$(0.3)	$0.5

Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity [Abstract]
Equity Attributable to Starwood's Stockholders

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at March 31, 2012	$3,168	$2	$1,005	$(309)	$2,465	$5
Net income (loss)	122	—	—	—	122	—
Equity compensation activity and other	55	—	55	—	—	—
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(49)	—	—	(49)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at December 31, 2011	$2,955	$2	$963	$(348)	$2,337	$1
Net income (loss)	250	—	—	—	250	—
Equity compensation activity and other	101	—	97	—	—	4
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(10)	—	—	(10)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Carrying amounts and estimated fair values of financial instruments

		June 30, 2012		December 31, 2011
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Restricted cash	1	$3	$3	$2	$2
VOI notes receivable	3	145	175	93	109
Securitized vacation ownership notes receivable	3	381	470	446	551
Other notes receivable	3	22	22	26	26

Total financial assets		$551	$670	$567	$688

Liabilities:
Long-term debt	1	$1,652	$1,919	$2,194	$2,442
Long-term securitized debt	3	332	350	402	412

Total financial liabilities		$1,984	$2,269	$2,596	$2,854

Off-Balance sheet:
Letters of credit	2	$—	109	$—	$171
Surety bonds	2	—	78	—	21

Total Off-Balance sheet		$—	$187	$—	$192

Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Business Segment Information [Abstract]
Revenues, Adjusted Ebitda, Ebitda from Unconsolidated Ventures, Capital Expenditures, Total Assets, and Investments

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenues:
Americas (a)	$427	$425	$830	$822
EAME	152	171	258	283
Asia Pacific	76	67	158	136
Vacation ownership and residential	314	143	822	290

Total segment revenues	969	806	2,068	1,531
Other revenues from managed and franchised hotels	627	601	1,225	1,156
Other corporate revenues—unallocated	22	19	40	34

	$1,618	$1,426	$3,333	$2,721

(a)	Includes revenues of $295 million and $294 million for the three months ended June 30, 2012 and 2011, respectively, and $570 million and $572 million for the six months ended June 30, 2012 and 2011, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Segment earnings:
Americas	$161	$148	$288	$270
EAME	59	63	80	87
Asia Pacific	47	36	103	84
Vacation ownership and residential	74	34	190	70

Total segment earnings	341	281	661	511
Other corporate unallocated	23	19	42	34
Corporate selling, general, administrative and other—unallocated	(41)	(38)	(83)	(75)
Gain (loss) on asset dispositions and impairments, net	(1)	2	(8)	(31)
Restructuring, goodwill and other special charges (credits)	—	—	11	—
Adjustments to equity earnings (a)	(13)	(11)	(21)	(24)
Interest expense	(62)	(52)	(111)	(107)
Depreciation and amortization	(62)	(67)	(125)	(135)
Discontinued operations, net	(7)	(19)	(8)	(20)
Income taxes	(56)	16	(108)	6

Net income attributable to Starwood	$122	$131	$250	$159

a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$8	$8	$16	$15
EAME	2	1	2	1
Asia Pacific	7	7	17	17
Vacation ownership and residential	1	2	1	2

Total earnings from unconsolidated ventures	$18	$18	$36	$35

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Capital expenditures:
Americas	$41	$25	$73	$54
EAME	29	15	49	27
Asia Pacific	1	1	2	2
Vacation ownership and residential (a)	(1)	47	8	76

Total segment capital expenditures	70	88	132	159
Other corporate unallocated	18	26	36	44

	$88	$114	$168	$203

(a)	Represents gross inventory capital expenditures less cost of sales of $(4) million and $31 million for the three months ended June 30, 2012 and 2011, respectively, and $(3) million and $47 million for the six months ended June 30, 2012 and 2011, respectively. Additionally, includes development capital of $3 million and $16 million for the three months ended June 30, 2012 and 2011, respectively and $11 million and $29 million for the six months ended June 30, 2012 and 2011, respectively.

	June 30, 2012	December 31, 2011
Assets:
Americas	$2,452	$2,307
EAME	859	830
Asia Pacific	550	610
Vacation ownership and residential	1,533	2,056

Total segment assets (a)	5,394	5,803
Other corporate assets	3,595	3,757

	$8,989	$9,560

(a)	Includes long-lived assets of $1.8 billion and $1.8 billion at June 30, 2012 and December 31, 2011, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

Investments in unconsolidated ventures:	June 30, 2012	December 31, 2011
Americas	$74	$70
EAME	23	22
Asia Pacific	139	137
Vacation ownership and residential	31	30

Total investments in unconsolidated ventures	$267	$259

Basis of Presentation (Details)	6 Months Ended
Jun. 30, 2012 Markets Hotel
Basis of Presentation (Textual) [Abstract]
Hotels	1,100
Number of markets	2

Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations
Income from continuing operations	$ 129	$ 150	$ 258	$ 179
Weighted average common shares for basic earnings per share	195	189	193	188
Effect of dilutive stock options and restricted stock awards	3	6	4	7
Weighted average common shares for diluted earnings per share	198	195	197	195
Basic earnings per share	$ 0.67	$ 0.79	$ 1.34	$ 0.95
Diluted earnings per share	$ 0.66	$ 0.77	$ 1.31	$ 0.92

Earnings per Share (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per Share (Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	1,493,356	1,103,000	1,305,513	875,000

Asset Dispositions and Impairments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 Hotel	Jun. 30, 2011 Hotel	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011 Minority Investment - Japan Hotel [Member]
Asset Dispositions and Impairments (Textual) [Abstract]
Impairment loss relating to minority investment in a joint venture hotel located in Japan						$ 32
Asset Dispositions and Impairments (Additional Textual) [Abstract]
Net cash proceeds from disposal of wholly-owned hotel		11	237
Loss recognized on sale of wholly owned hotel	(1)	(7)	2	(8)	(31)
Approximate proceeds from sale of non-core assets			2
Approximate amount of gain from sale of non-core assets			2
Proceeds from Divestiture of Interest in Joint Venture			44
Company's debt assumed by buyer in sale of interest in consolidated joint venture			57
Number of wholly owned hotels sold		1	2
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax			$ 18		$ 18

Assets Held for Sale (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Assets Held for Sale (Textual) [Abstract]
Impairment Charge	$ 5

Transfers of Financial Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012 Transaction	Jun. 30, 2011	Jun. 30, 2012 Transaction	Jun. 30, 2011
Transfers of Financial Assets (Textual) [Abstract]
Number of securitization transactions in which company has variable interest	5		5
Principal amount of repurchased or replaced defaulted VOI notes receivable	$ 8	$ 9	$ 15	$ 17
Obligation to receive cash flows from VIE	$ 12	$ 10	$ 25	$ 21

Vacation Ownership Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	$ 609	$ 623
Less: current portion
Notes Receivable Noncurrent	526	539
Vacation Ownership Interest Securitized [Member]
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	441	510
Less: current portion
Notes receivable, current	(60)	(64)
Vacation Ownership Interest Unsecuritized [Member]
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	168	113
Less: current portion
Notes receivable, current	$ (23)	$ (20)

Vacation Ownership Notes Receivable (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest income related to VOI notes receivable
Vacation ownership Loans - securitized	$ 16	$ 15	$ 34	$ 32
Vacation ownership Loans - unsecuritized	4	6	8	11
Interest income related to VOI notes receivable, net	$ 20	$ 21	$ 42	$ 43

Vacation Ownership Notes Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Vacation Ownership Interest [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	$ 54
2013	90
2014	89
2015	91
Thereafter	414
Balance at June 30, 2012	738
Weighted Average Interest Rates	12.72%
Vacation Ownership Interest [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Securitized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	34
2013	71
2014	72
2015	71
Thereafter	259
Balance at June 30, 2012	507
Weighted Average Interest Rates	12.84%
Vacation Ownership Interest Securitized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest Securitized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Unsecuritized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	20
2013	19
2014	17
2015	20
Thereafter	155
Balance at June 30, 2012	$ 231
Weighted Average Interest Rates	12.49%
Vacation Ownership Interest Unsecuritized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	6.00%
Vacation Ownership Interest Unsecuritized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%

Vacation Ownership Notes Receivable (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Vacation Ownership Interest [Member]
Loan loss reserve
Beginning Balance	$ 132	$ 150	$ 136	$ 161
Provision for loan losses	5	10	12	15
Write-offs	(8)	(12)	(19)	(28)
Ending Balance	129	148	129	148
Vacation Ownership Interest Securitized [Member]
Loan loss reserve
Beginning Balance	73	72	80	82
Provision for loan losses		4		2
Other	(7)	(8)	(14)	(16)
Ending Balance	66	68	66	68
Vacation Ownership Interest Unsecuritized [Member]
Loan loss reserve
Beginning Balance	59	78	56	79
Provision for loan losses	5	6	12	13
Write-offs	(8)	(12)	(19)	(28)
Other	7	8	14	16
Ending Balance	$ 63	$ 80	$ 63	$ 80

Vacation Ownership Notes Receivable (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Vacation Ownership Notes Receivable (Textual) [Abstract]
Average estimated default rate for the Company's pool of receivables	9.80%
Result of change in projected default rate	0.10%
Default rate change impact on loan loss reserve	$ 4
Maximum outstanding Period for note receivable being delinquent	30 days
Number of days loan consider to be in default	120 days
Delinquent notes receivable	$ 59	$ 62

Fair Value (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets:
Total	$ 670	$ 688
Recurring [Member]
Assets:
Total	8
Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	6
Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	2
Liabilities:
Derivative Financial Instruments, Liabilities	2
Level 1 [Member] | Recurring [Member]
Assets:
Total
Level 1 [Member] | Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Level 1 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Liabilities:
Derivative Financial Instruments, Liabilities
Level 2 [Member] | Recurring [Member]
Assets:
Total	8
Level 2 [Member] | Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	6
Level 2 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	2
Liabilities:
Derivative Financial Instruments, Liabilities	2
Level 3 [Member] | Recurring [Member]
Assets:
Total
Level 3 [Member] | Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Level 3 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Liabilities:
Derivative Financial Instruments, Liabilities

Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term debt and short-term borrowings
Long-term Debt, Total	$ 1,652	$ 2,197
Less current maturities	0	(3)
Long-term debt	1,652	2,194
Revolving Credit Facility, maturing 2013 [Member]
Long-term debt and short-term borrowings
Credit Agreement	0	0
Senior Notes, interest at 6.25%, maturing 2013 [Member]
Long-term debt and short-term borrowings
Senior Notes	0	500
Senior Notes, interest at 7.875%, maturing 2014 [Member]
Long-term debt and short-term borrowings
Senior Notes	499	497
Senior Notes interest at 7.375%, maturing 2015 [Member]
Long-term debt and short-term borrowings
Senior Notes	450	450
Senior Notes, interest at 6.75%, maturing 2018 [Member]
Long-term debt and short-term borrowings
Senior Notes	400	400
Senior Notes, interest at 7.15%, maturing 2019 [Member]
Long-term debt and short-term borrowings
Senior Notes	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]
Long-term debt and short-term borrowings
Long-term debt	$ 58	$ 105

Debt (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		3 Months Ended										6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Swap	Jun. 30, 2012 Senior Notes, interest at 6.25%, maturing 2013 [Member] Swap	Dec. 31, 2011 Senior Notes, interest at 6.25%, maturing 2013 [Member]	Jun. 30, 2012 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Jun. 30, 2012 Senior Notes interest at 7.375%, maturing 2015 [Member]	Dec. 31, 2011 Senior Notes interest at 7.375%, maturing 2015 [Member]	Jun. 30, 2012 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Dec. 31, 2011 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Jun. 30, 2012 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Jun. 30, 2012 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]	Dec. 31, 2011 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]
Debt (Textual) [Abstract]
Notional amount of interest rate swaps			$ 100	$ 250
Number of interest rate swaps			2	3
Interest rate, stated rate				6.25%	6.25%	7.88%	7.88%	7.38%	7.38%	6.75%	6.75%	7.15%	7.15%
Senior Notes				495
Minimum Interest Rate, Stated Percentage on Revolving Credit Facilities														1.00%	1.00%
Maximum Interest Rate, Stated Percentage on Revolving Credit Facilities														9.00%	9.00%
Net charge to interest expense net of interest income		15
Prepaid third party debt	$ 52

Restructuring, Goodwill Impairments and Other Special Charges (Credits), Net (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restructuring Goodwill Impairment and Other Special Charges by Operating Segment (Textual) [Abstract]
Restructuring, goodwill impairment and other special charges (credits), net	$ 0		$ 0	$ (11)	$ 0
Restructuring and other special charges		11
Restructuring accruals recorded in accrued expenses	$ 78			$ 78		$ 89

Securitized Vacation Ownership Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	$ 449	$ 532
Less current maturities	(117)	(130)
Long-term securitized vacation ownership debt	332	402
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	29	37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	22	27
2009 securitization, interest rate at 5.81%, maturing 2016 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	77	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	163	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	$ 158	$ 186

Securitized Vacation Ownership Debt (Details Textual)	6 Months Ended
Jun. 30, 2012
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	5.25%
Interest rate, maximum	6.29%
Maturity year of update instrument	2018
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	5.28%
Interest rate, maximum	5.85%
Maturity year of update instrument	2018
2009 securitization, interest rate at 5.81%, maturing 2016 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, stated rate	5.81%
Maturity year of update instrument	2016
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.65%
Interest rate, maximum	4.75%
Maturity year of update instrument	2021
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.67%
Interest rate, maximum	4.82%
Maturity year of update instrument	2026

Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summary of Other liabilities
Deferred gains on asset sales	$ 886	$ 933
SPG point liability	696	724
Deferred revenue including VOIs and residential sales	42	36
Benefit plan liabilities	69	74
Insurance reserves	48	47
Other	161	157
Other liabilities	$ 1,902	$ 1,971

Other Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Other Liabilities (Textual) [Abstract]
Deferred gains on sale of assets included in accrued expenses and other liabilities	$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000
Amortization of deferred gains	$ 22,000,000	$ 22,000,000	$ 43,000,000	$ 42,000,000

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	$ 8	$ 15
Derivatives designated as hedging instruments [Member] | Forward Contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	2	3
Derivatives designated as hedging instruments [Member] | Interest rate swaps [Member] | Other assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	6	12
Derivatives not designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	0	0
Liability Derivatives
Derivative liability designated as hedging instruments	2	0
Derivatives not designated as hedging instruments [Member] | Forward Contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	0	0
Derivatives not designated as hedging instruments [Member] | Forward Contracts [Member] | Accrued Expenses [Member]
Liability Derivatives
Derivative liability designated as hedging instruments	$ 2	$ 0

Derivative Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative instruments gain (loss) recognized in Other Comprehensive Income
Beginning Balance	$ (2)	$ 2	$ (3)	$ 0
Mark-to-market loss (gain) on forward exchange contracts	(1)	1	0	3
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1	(1)	1	(1)
Ending Balance	$ (2)	$ 2	$ (2)	$ 2

Derivative Financial Instruments (Details 2) (Derivatives not designated as hedging instruments [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative instruments gain (loss) recognized in Income
Amount of Loss Recognized in Income on Derivative	$ 2	$ (5)	$ 1	$ (5)
Foreign forward exchange contracts [Member] | Interest expense [Member]
Derivative instruments gain (loss) recognized in Income
Amount of Loss Recognized in Income on Derivative	$ 2	$ (5)	$ 1	$ (5)

Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012 Swap	Jun. 30, 2011	Jun. 30, 2012 Interest rate swaps [Member]	Jun. 30, 2012 Euro Forward Contracts [Member]	Jun. 30, 2012 Three Interest Rate Swap Agreements [Member]	Jun. 30, 2012 Three Interest Rate Swap 2013 Agreements [Member] Swap
Derivative [Line Items]
Notional dollar amount of forward contracts				$ 15
Average exchange rate on forward contracts				1.4
Notional amount of interest rate swaps		100			150	250
Gain recorded to interest expense			$ 3
Terminated number of interest rate swap agreements						3
Derivative Financial Instruments (Textual) [Abstract]
Maturity period of forward contracts	Less than one Year
Number of interest rate swap agreements	3

Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Discontinued Operations (Textual) [Abstract]
Gain (loss) on disposition, net of tax	$ (7)	$ (19)	$ (8)	$ (20)
Impairment Charge	5		5
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax		18		18
Loss in discontinued operations for accrued interest related to uncertain tax position	$ 1	$ 1	$ 2	$ 2

Pension and Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Pension Benefits [Member]
Components of net periodic benefit cost
Service cost	$ 0	$ 0	$ 0	$ 0
Interest cost	0.2	0.3	0.4	0.5
Expected return on plan assets	0	0	0	0
Amortization of actuarial loss	0.1	0	0.1	0
Net periodic benefit cost (income)	0.3	0.3	0.5	0.5
Foreign Pension Benefits [Member]
Components of net periodic benefit cost
Service cost	0	0	0	0
Interest cost	2.4	2.5	4.8	4.9
Expected return on plan assets	(3)	(3)	(6)	(5.9)
Amortization of actuarial loss	0.5	0.4	1	0.7
Net periodic benefit cost (income)	(0.1)	(0.1)	(0.2)	(0.3)
Postretirement Benefits [Member]
Components of net periodic benefit cost
Service cost	0	0	0	0
Interest cost	0.2	0.3	0.4	0.5
Expected return on plan assets	0	0	0	0
Amortization of actuarial loss	0	0	0	0
Net periodic benefit cost (income)	$ 0.2	$ 0.3	$ 0.4	$ 0.5

Pension and Postretirement Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Pension and Postretirement Benefit Plans (Textual) [Abstract]
Contribution to pension and postretirement benefit plans	$ 3	$ 5
Expectation to contribute to pension and postretirement benefit plans	$ 6	$ 6

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Income Taxes (Textual) [Abstract]
Total unrecognized tax benefits	$ 158
Tax benefits affecting effective tax rate	45
Reversal of unrecognized tax benefits within the next twelve months	60
Time period for unrecognized tax benefits reversal	Next twelve months
Payment of interest accrued	79
Accrued penalties related to unrecognized tax benefits	$ 1

Stockholders' Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Equity Attributable to Starwood Stockholders
Beginning Balance	$ 3,168		$ 2,955
Net income (loss)	122	131	250	157
Equity compensation activity and other	55		101
Shares repurchases	(61)		(61)
Other comprehensive income (loss)	(49)	25	(10)	78
Ending Balance	3,235		3,235
Common Shares [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	2		2
Net income (loss)	0		0
Equity compensation activity and other	0		0
Shares repurchases	0		0
Other comprehensive income (loss)	0		0
Ending Balance	2		2
Additional Paid-in-Capital [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	1,005		963
Net income (loss)	0		0
Equity compensation activity and other	55		97
Shares repurchases	(61)		(61)
Other comprehensive income (loss)	0		0
Ending Balance	999		999
Accumulated Other Comprehensive Income [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	(309)		(348)
Net income (loss)	0		0
Equity compensation activity and other	0		0
Shares repurchases	0		0
Other comprehensive income (loss)	(49)		(10)
Ending Balance	(358)		(358)
Retained Earnings [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	2,465		2,337
Net income (loss)	122		250
Equity compensation activity and other	0		0
Shares repurchases	0		0
Other comprehensive income (loss)	0		0
Ending Balance	2,587		2,587
Equity Attributable to Noncontrolling Interests [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	5		1
Net income (loss)	0		0
Equity compensation activity and other	0		4
Shares repurchases	0		0
Other comprehensive income (loss)	0		0
Ending Balance	$ 5		$ 5

Stockholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Stockholders' Equity (Textual) [Abstract]
Common stock issued as a result of option exercises	1,210,000	1,954,000
Shares repurchases	1,248,278
Stock repurchases after quarter end through July 20		797,538
Average price of common stock repurchased	$ 49.07
Average price of common stock repurchased after quarter end through July 20		$ 49.39
Remaining capacity for authorized repurchase shares		$ 189
Payments for Repurchase of Common Stock		$ 61	$ 0

Stock-Based Compensation (Details) (2004 Long-Term Incentive Compensation Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Y	Jun. 30, 2011
2004 Long-Term Incentive Compensation Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Stock options granted during the period			371,000
Weighted-average fair value per option for options granted			$ 18.62
Weighted average exercise price per share for options granted	$ 55.06		$ 55.06
Restricted stock and units granted during the period			1,423,000
Weighted-average fair value per stock or unit granted, restricted stock			$ 55.04
Compensation expense, net of reimbursements	$ 16	$ 18	$ 34	$ 37
Unrecognized compensation cost of nonvested options and restricted stock, net of estimated forfeitures	$ 99		$ 99
Weighted-average period of unrecognized compensation cost expected to be recognized			1.74

Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets :
Securitized vacation ownership notes receivable, Carrying amount	$ 381	$ 446
Total financial assets, Carrying amount	551	567
Total financial assets, Fair value	670	688
Liabilities:
Long-term debt, Carrying amount	1,652	2,194
Long-term securitized debt, Carrying value	332	402
Total financial liabilities, Carrying amount	1,984	2,596
Total financial liabilities, Fair value	2,269	2,854
Off-Balance sheet:
Total off-balance sheet, Carrying amount
Total off-balance sheet, Fair value	187	192
Level 1 [Member]
Assets :
Restricted cash, Carrying amount	3	2
Restricted Cash, Fair value	3	2
Liabilities:
Long-term debt, Carrying amount	1,652	2,194
Long-term debt, Fair value	1,919	2,442
Level 2 [Member]
Off-Balance sheet:
Letters of credit, Carrying amount
Surety bonds, Carrying amount
Letters of credit, Fair value	109	171
Surety bonds, Fair value	78	21
Level 3 [Member]
Assets :
Vacation ownership notes receivable, Carrying amount	145	93
Securitized vacation ownership notes receivable, Carrying amount	381	446
Other notes receivable, Carrying amount	22	26
Vacation ownership notes receivable Fair value	175	109
Securitized vacation ownership notes receivable, Fair value	470	551
Other notes receivable, Fair value	22	26
Liabilities:
Long-term securitized debt, Carrying value	332	402
Long-term securitized debt, Fair value	$ 350	$ 412

Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues:
Total segment revenues	$ 969		$ 806	$ 2,068	$ 1,531
Total Revenues	1,618		1,426	3,333	2,721
Segment earnings:
Total segment earnings	341		281	661	511
Other corporate - unallocated	23		19	42	34
Corporate selling, general, administrative and other unallocated	(41)		(38)	(83)	(75)
Gain (loss) on asset dispositions and impairments, net	(1)	(7)	2	(8)	(31)
Restructuring, goodwill and other special charges (credits)				11
Adjustments to equity earnings	(13)		(11)	(21)	(24)
Interest expense	(62)		(52)	(111)	(107)
Depreciation and amortization	(62)		(67)	(125)	(135)
Discontinued operations, net	(7)		(19)	(8)	(20)
Income tax benefit (expense)	(56)		16	(108)	6
Net income attributable to Starwood	122		131	250	159
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	18		18	36	35
Capital expenditures:
Total segment, capital expenditures	70		88	132	159
Total other corporate unallocated	88		114	168	203
Assets:
Total segment assets	5,394			5,394		5,803
Total other corporate assets	8,989			8,989		9,560
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	267			267		259
Americas [Member]
Revenues:
Total segment revenues	427		425	830	822
Segment earnings:
Total segment earnings	161		148	288	270
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	8		8	16	15
Capital expenditures:
Total segment, capital expenditures	41		25	73	54
Assets:
Total segment assets	2,452			2,452		2,307
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	74			74		70
EAME [Member]
Revenues:
Total segment revenues	152		171	258	283
Segment earnings:
Total segment earnings	59		63	80	87
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	2		1	2	1
Capital expenditures:
Total segment, capital expenditures	29		15	49	27
Assets:
Total segment assets	859			859		830
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	23			23		22
Asia Pacific [Member]
Revenues:
Total segment revenues	76		67	158	136
Segment earnings:
Total segment earnings	47		36	103	84
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	7		7	17	17
Capital expenditures:
Total segment, capital expenditures	1		1	2	2
Assets:
Total segment assets	550			550		610
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	139			139		137
Vacation ownership and residential [Member]
Revenues:
Total segment revenues	314		143	822	290
Segment earnings:
Total segment earnings	74		34	190	70
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	1		2	1	2
Capital expenditures:
Total segment, capital expenditures	(1)		47	8	76
Assets:
Total segment assets	1,533			1,533		2,056
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	31			31		30
Other revenues from managed and franchised hotels [Member]
Revenues:
Total Revenues	627		601	1,225	1,156
Other corporate revenues - unallocated [Member]
Revenues:
Total Revenues	22		19	40	34
Capital expenditures:
Total other corporate unallocated	18		26	36	44
Other Corporate Assets [Member]
Assets:
Total other corporate assets	$ 3,595			$ 3,595		$ 3,757

Business Segment Information (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Business Segment Information (Textual) [Abstract]
Total Revenues	1,618,000,000	1,426,000,000	3,333,000,000	2,721,000,000
Business Segment Information (Additional Textual) [Abstract]
Gross inventory capital expenditures less cost of sales	(4,000,000)	31,000,000	(3,000,000)	47,000,000
Development capital	3,000,000	16,000,000	11,000,000	29,000,000
Maximum [Member]
Business Segment Information (Textual) [Abstract]
Total revenue, percentage	10.00%	10.00%	10.00%	10.00%
Long-lived assets	10.00%		10.00%		10.00%
United States [Member]
Business Segment Information (Textual) [Abstract]
Total Revenues	295,000,000	294,000,000	570,000,000	572,000,000
Segment of assets long-lived	1,800,000,000		1,800,000,000		1,800,000,000

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2006 Hotel	Jun. 30, 2012 Hotel	Jun. 30, 2012 VIEs 18 [Member] Hotel	Dec. 31, 2011 VIEs 16 [Member] Hotel	Jun. 30, 2012 VIEs 2 [Member]	Dec. 31, 2011 VIEs 2 [Member] Hotel
Variable Interest Entity [Line Items]
Investments associated with VIEs			$ 80	$ 83	$ 5	$ 5
Number of hotels in which company has variable interest entity		18
Number of hotels in which company has an investment			16	16		2
Loan Balance with VIEs			10	9
Possible cash outlay under contracts with performance guarantees					63
Possible cash outlay under contracts with performance guarantees funded largely offset by management fees received under contracts					62
Variable Interest Entities (Textual) [Abstract]
Loans to Owners		12
Unfunded loan commitments		19
Unfunded loan commitments expected to be funded in total		0
Unfunded loan commitments expected to be funded in year 1		0
Equity and other potential contributions associated with managed or joint venture properties		94
Equity and other potential contributions associated with managed or joint venture properties expected to be funded within one year		54
Surety bonds issued		$ 78
Number of hotels sold	33